Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Prepaid expenses	€ 10,619	€ 10,450
Value added tax receivables	1,644	1,031
Other assets	7,119	2,357
Total	€ 19,382	€ 13,838